DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES- Deferred Revenue and Other Deferred Liability (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 32,748,254	$ 634,971
Environmental Protection Agency Fund Availability
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	28,324,749	0
Development of a Mobilizing Project
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	3,011,032	0
Other Deferred Liabilities
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 1,412,473	$ 634,971